Share Capital - Schedule of Fair Value and Weighted Average Assumptions (Details)	12 Months Ended
Oct. 31, 2025
Schedule of Changes in Stock Options [Abstract]
Risk-free interest rate	1.43%
Expected life (in years)	5 years
Expected volatility	150.00%